Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of number of shares outstanding

Number of shares 000s	2025	2024	2023
1 January	5 373 149	5 525 601	5 587 016
Settlement of share-based payments	46 375	24 380	16 886
Shares issued as consideration for business combinations	127 435	—	—
Directed share issue	166 389	—	—
Acquisition of treasury shares	(130 814)	(176 832)	(78 301)
31 December	5 582 534	5 373 149	5 525 601

Schedule of changes in other comprehensive income by components of equity	Changes in other comprehensive income by component of equity

		Fair value and other reserves
EURm	Translation differences(1)	Pension remeasurements	Hedging reserve	Cost of hedging reserve	Fair value reserve
1 January 2023	169	3 893	78	(18)	(48)
Foreign exchange translation differences	(547)	—	—	—	—
Net investment hedging gains	105	—	—	3	—
Remeasurements of defined benefit plans	—	(261)	—	—	—
Net fair value gains/(losses)	—	—	2	(25)	(87)
Transfer to income statement	19	—	(66)	38	96
Movement attributable to non-controlling interests	5	—	—	—	—
31 December 2023	(249)	3 632	14	(2)	(39)
Foreign exchange translation differences	623	—	—	—	—
Net investment hedging losses	(31)	—	—	(1)	—
Remeasurements of defined benefit plans	—	326	—	—	—
Net fair value gains/(losses)	—	—	20	(1)	66
Transfer to income statement	(78)	—	(19)	19	(52)
Movement attributable to non-controlling interests	(2)	—	—	—	—
31 December 2024	263	3 958	15	15	(25)
Foreign exchange translation differences	(1 626)	—	—	—	—
Net investment hedging gains	89	—	—	—	—
Remeasurements of defined benefit plans	—	(17)	—	—	—
Net fair value gains/(losses)	—	—	79	(27)	26
Transfer to income statement	(2)	—	(63)	11	(19)
Other increase	—	2	—	—	—
Movement attributable to non-controlling interests	4	—	—	—	—
31 December 2025	(1 272)	3 943	31	(1)	(18)
(1)At 31 December 2025, translation differences include a EUR 244 million gain related to net investment hedging (EUR 154 million gain in 2024 and EUR 186 million gain in 2023).